UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576
                                                      --------

                                BOND FUND SERIES
                                ----------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--57.6%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36 1                                          $       2,000,000    $     2,215,000
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.2%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                                5,000,000          6,181,250
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                                        2,000,000          3,262,500
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                                               3,000,000          3,686,250
                                                                                                                    ---------------
                                                                                                                         13,130,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Lamar Advertising Co., 2.875% Cv. Sr. Nts., 12/31/10                                                   2,000,000          2,755,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                                        5,000,000          5,881,250
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                                             5,000,000          6,068,750
                                                                                                                    ---------------
                                                                                                                         14,705,000
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Lowe's Cos., Inc., 0.02% Cv. Sr. Nts., 10/19/21 2                                                      4,000,000          4,415,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.7%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                                                     2,000,000          2,312,500
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Nts., 2/15/14 1                                             2,250,000          2,328,750
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Chattem, Inc., 2% Cv. Sr. Nts., Series AI, 11/15/13 1                                                  2,000,000          2,377,500
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.6%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.9%
Cameron International Corp., 2.50% Cv. Sr. Unsec. Nts., 6/15/26 1                                      5,000,000          5,781,250
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 1                                                        1,000,000          1,717,500
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                                                  5,000,000          8,837,500
                                                                                                                    ---------------
                                                                                                                         16,336,250
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.7%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                                        3,000,000          2,981,250
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.5%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 2                                    6,500,000          7,916,350
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Host Hotels & Resorts, Inc., 2.625% Cv. Sr. Nts., 4/15/27 3                                            2,000,000          1,950,300
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 3                                             4,000,000          4,605,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--16.2%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.7%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 1                                                             7,000,000          6,335,000
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11                                       1,000,000          1,276,250
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                                           4,000,000          4,130,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11 1                                                                           3,000,000          3,405,000
0.50% Cv. Sr. Nts., 5/1/11                                                                               500,000            567,500
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                                                   2,000,000          1,792,500


                   1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
PDL BioPharma, Inc., 2% Cv. Sr. Unsec. Nts., 2/15/12                                           $       2,000,000    $     2,205,000
                                                                                                                    ---------------
                                                                                                                         19,711,250
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                                                          1,000,000          1,230,000
2.25% Cv. Sr. Nts., 3/15/24                                                                            2,000,000          2,460,000
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24                                 5,000,000          6,787,500
------------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc., 1% Cv. Sr. Nts., 2/1/12 1                                                                  500,000            499,375
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                                                    5,500,000          5,651,250
                                                                                                                    ---------------
                                                                                                                         16,628,125
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                                                   4,000,000          3,525,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Advanced Medical Optics, Inc., 1.375% Cv. Sr. Sub. Nts., 7/1/25                                        3,000,000          2,936,250
------------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 1                                                               5,000,000          5,262,500
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 1.50% Cv. Sr. Unsec. Sub. Nts., 6/4/33                                   4,000,000          4,045,000
------------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc., 0% Cv. Sr. Sub. Nts., 10/15/24 2                                                       3,000,000          2,872,500
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24 (cv. into ADRs of
Teva Pharmaceutical Industries Ltd.)                                                                   6,500,000          7,068,750
------------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.877% Cv. Sr. Unsec. Nts., 1/15/24 4                                                           5,000,000          5,356,000
                                                                                                                    ---------------
                                                                                                                         27,541,000
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 1                                          6,500,000          7,060,625
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 5.11% Cv. Sr. Nts., 8/15/33 4                                                   3,000,000          4,173,390
                                                                                                                    ---------------
                                                                                                                         11,234,015
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--1.1%
AirTran Holdings, Inc., 7% Cv. Sr. Nts., 7/1/23                                                        2,000,000          2,427,500
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp., 5% Cv. Bonds, 2/1/21                                                                        2,000,000          2,245,760
                                                                                                                    ---------------
                                                                                                                          4,673,260
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
FTI Consulting, Inc., 3.75% Cv. Sr. Unsec. Sub. Nts., 7/15/12                                          4,000,000          5,195,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26                                             3,000,000          3,288,750
                                                                                                                    ---------------
                                                                                                                          8,483,750
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Danaher Corp., 2.518% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 2                        3,000,000          3,131,250
------------------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 3,5                                                                     3,931,593            624,730
8.25% Cv. Sub. Nts., 12/31/06 3,5                                                                      3,212,132            510,408
                                                                                                                    ---------------
                                                                                                                          4,266,388
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable Securities, 5/15/23 2                 4,000,000          5,015,000


                   2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 3                                                       $       6,000,000    $     6,435,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Digital River, Inc., 1.25% Cv. Sr. Nts., 1/1/24                                                        1,000,000          1,337,500
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc., 0% Cv. Sr. Unsec. Nts., 4/1/08 2                                                         1,500,000          2,321,250
                                                                                                                    ---------------
                                                                                                                          3,658,750
------------------------------------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--1.5%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                                      4,000,000          6,345,000
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere Systems, Inc.,
Cl. A common stock) 3                                                                                  5,000,000          5,143,750
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35 1                                                                4,000,000          3,480,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                                                  2,000,000          1,740,000
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37 1                                              2,000,000          2,002,500
                                                                                                                    ---------------
                                                                                                                         12,366,250
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.5%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                                   3,000,000          3,022,500
------------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                                                3,000,000          3,232,500
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp., 0.75% Cv. Sr. Nts., 6/15/11 1                                                          4,000,000          4,305,000
                                                                                                                    ---------------
                                                                                                                         10,560,000
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10                                            2,500,000          2,806,250
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                                         1,000,000          1,980,000
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 1                                                          5,500,000          8,875,625
                                                                                                                    ---------------
                                                                                                                         10,855,625
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.4%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23                                 3,000,000          4,792,500
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                                         4,000,000          5,415,000
                                                                                                                    ---------------
                                                                                                                         10,207,500
                                                                                                                    ---------------
Total Convertible Corporate Bonds and Notes (Cost $224,324,247)                                                         239,585,063

                                                                                                          Shares
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--27.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.9%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.2%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv., Non-Vtg.                                                155,000          5,542,800
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B                                               175,000          3,631,250
                                                                                                                    ---------------
                                                                                                                          9,174,050
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.7%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec., Series B 1                                        2,500          2,825,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Bunge Ltd., 4.875% Cv.                                                                                    30,000          3,453,750


                   3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                                                         55,000    $     5,490,650
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                                                   5,000          6,351,875
                                                                                                                    ---------------
                                                                                                                         11,842,525
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.1%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.3%
Affiliated Managers Group, Inc.:
5.10% Cv. 1                                                                                              120,000          6,585,000
5.10% Cv.                                                                                                 20,000          1,097,500
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                                       135,000          3,767,850
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity Linked Nts. (linked to General
Mills, Inc. common stock)                                                                                240,000          6,580,800
                                                                                                                    ---------------
                                                                                                                         18,031,150
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
Marshall & Ilsley Corp., 6.50% Cv.                                                                       100,000          2,613,000
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units (each unit consists of one
preferred stock and one warrant to purchase shares of Washington Mutual, Inc.), Non-Vtg. 6                75,000          4,079,250
                                                                                                                    ---------------
                                                                                                                          6,692,250
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Citigroup Funding, Inc., 5.02% Cv., Series GNW                                                           175,000          5,706,750
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.7%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock purchase contract to purchase
MetLife, Inc., Series A and Series B) 6                                                                  200,000          6,400,000
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.                                          160,000          5,020,000
                                                                                                                    ---------------
                                                                                                                         11,420,000
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                                              50,000          4,425,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Schering-Plough Corp., 6% Cv.                                                                            100,000          5,885,000
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.4%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                                             40,000          5,660,000
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                              5,000          5,189,375
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Celanese Corp., 4.25% Cum. Cv.                                                                           100,000          4,115,000
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg. 7                                               45,000          4,810,950
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Crown Castle International Corp., 6.25% Cv.                                                               64,000          3,664,000


                   4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
Entergy Corp., 7.625% Cv.                                                                                100,000    $     6,499,000
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                                               18,000          5,850,900
                                                                                                                    ---------------
                                                                                                                         12,349,900
                                                                                                                    ---------------
Total Preferred Stocks (Cost $104,317,482)                                                                              115,244,700

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--5.2%
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                        65,000          5,707,650
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                     70,000          3,571,400
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                         80,000          4,820,800
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                               100,000          3,553,000
------------------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 3,7                                                                         197,142              7,886
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                  120,000          3,786,000
                                                                                                                    ---------------
Total Common  (Cost $19,212,454)                                                                                         21,446,736

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.7%
------------------------------------------------------------------------------------------------------------------------------------
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 5.05%, 3/17/08                            $         154,522          3,936,649
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 3M Co. Exchangeable Total Return Linked Nts., 4.64%, 3/19/08 3                          55,000          4,168,450
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cv. Equity Linked Nts., 7.10%, 2/6/08 (linked to Occidental
Petroleum Corp. common stock)                                                                             87,650          4,261,367
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, 12/5/07 (linked to Corning, Inc.) 3                                                 285,705          6,465,504
Equity Linked Nts., 6.35%, 1/4/08 (linked to Global SantaFe Corp.) 3                                      82,342          4,833,064
                                                                                                                    ---------------
Total Structured Notes (Cost $22,538,483)                                                                                23,665,034

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.9%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 8,9
(Cost $16,274,342)                                                                                    16,274,342         16,274,342
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $386,667,008)                                                            100.1%       416,215,875
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (0.1)          (597,331)
                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $   415,618,544
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,415,625 or 16.94% of the Fund's net assets as of March 31, 2007.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $34,744,092, which represents 8.36% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Issue is in default. See accompanying Notes.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

7. Non-income producing security.

8. Rate shown is the 7-day yield as of March 31, 2007.


                   5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                         SHARES        GROSS          GROSS             SHARES
                                                              DECEMBER 31, 2006    ADDITIONS     REDUCTIONS     MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%            18,266,066   72,207,218     74,198,942         16,274,342

                                                                                                                      DIVIDEND
                                                                                                      VALUE             INCOME
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                      $ 16,274,342   $        239,745

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                   6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $1,135,138, representing 0.27% of the Fund's net assets, were in default.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:

                                        CALL OPTIONS
                            -------------------------
                            NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS
-----------------------------------------------------
Options outstanding as of
December 31, 2006                  --   $         --
Options written                 2,000        498,085
Options closed or expired      (2,000)      (498,085)
                            -------------------------
Options outstanding as of
March 31, 2007                     --   $         --
                            =========================

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November


                   7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $  387,607,351
                                    ===============

Gross unrealized appreciation       $   40,041,414
Gross unrealized depreciation          (11,432,890)
                                    ---------------
Net unrealized appreciation         $   28,608,524
                                    ===============


                   8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007


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